Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 16,773	€ 17,954		€ 25,208
Interest expense		5,655	6,405		11,458
Net interest income		11,117	11,548		13,749
Provision for credit losses		515	1,792		723
Net interest income after provision for credit losses		10,602	9,756		13,026
Commissions and fee income		10,934	9,424		9,520
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		3,139	2,332		193
Net gains (losses) on derecognition of financial assets measured at amortized cost		1	311		3
Net gains (losses) on financial assets at fair value through other comprehensive income		237	323		260
Net income (loss) from equity method investments		98	120		110
Other income (loss)		13	(48)	[2]	(671)	[2]
Total noninterest income		14,421	12,463		9,416
Compensation and benefits		10,418	10,471		11,142
General and administrative expenses		10,821	10,259		12,253
Impairment of goodwill and other intangible assets		5	0		1,037
Restructuring activities		261	485		644
Total noninterest expenses		21,505	21,216		25,076
Profit (loss) before income taxes		3,518	1,003		(2,634)
Income tax expense (benefit)		923	391		2,630
Profit (loss)		2,595	612		(5,265)
Profit (loss) attributable to noncontrolling interests		144	129		125
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 2,451	€ 483		€ (5,390)

[1]	Interest and similar income included € 13.4 billion, € 14.1 billion and € 18.0 billion for the year ended December 31, 2021, 2020 and 2019, respectively, calculated based on effective interest method.
[2]	Prior years' comparatives aligned to presentation in the current year.